Goodwill and Other Intangible Assets - Summary of Reconciliation of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	$ 11,431	$ 97
Merger impact (Note 4)		11,185
Other acquisitions (Note 4)	543	197
Additions - internally developed		0
Disposals		0
Foreign currency translation and other	12	(48)
Impaiment	0
Amortization	0	0
Ending Balance	11,986	11,431
Goodwill [Member] | Gross Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	11,438
Ending Balance	11,993	11,438
Goodwill [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(7)
Ending Balance	(7)	(7)
Goodwill [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	1,554	0
Merger impact (Note 4)		1,708
Other acquisitions (Note 4)	173	1
Additions - internally developed		0
Disposals		0
Foreign currency translation and other	2	(20)
Impaiment	0
Amortization	(145)	(135)
Ending Balance	1,584	1,554
Customer relationships [Member] | Gross Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	1,691
Ending Balance	1,906	1,691
Customer relationships [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(137)
Ending Balance	(322)	(137)
Customer relationships [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0
Technology [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	117	0
Merger impact (Note 4)		44
Other acquisitions (Note 4)	43	0
Additions - internally developed		79
Disposals		0
Foreign currency translation and other	9	1
Impaiment	0
Amortization	(15)	(7)
Ending Balance	351	117
Technology [Member] | Gross Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	124
Ending Balance	429	124
Technology [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(7)
Ending Balance	(78)	(7)
Technology [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	197
Trade names [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	90	0
Merger impact (Note 4)		122
Other acquisitions (Note 4)	13	0
Additions - internally developed		0
Disposals		0
Foreign currency translation and other	18	(4)
Impaiment	(35)
Amortization	(24)	(28)
Ending Balance	62	90
Trade names [Member] | Gross Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	118
Ending Balance	92	118
Trade names [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(28)
Ending Balance	(30)	(28)
Trade names [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	449	69
Merger impact (Note 4)		474
Other acquisitions (Note 4)	115	7
Additions - internally developed		19
Disposals		(27)
Foreign currency translation and other	(25)	(6)
Impaiment	(33)
Amortization	(77)	(87)
Ending Balance	431	449
Other [Member] | Gross Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	586
Ending Balance	597	586
Other [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(137)
Ending Balance	(166)	(137)
Other [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	2
Intangible assets other than goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	2,210	69
Merger impact (Note 4)		2,348
Other acquisitions (Note 4)	344	8
Additions - internally developed		98
Disposals		(27)
Foreign currency translation and other	4	(29)
Impaiment	(68)
Amortization	(261)	(257)
Ending Balance	2,428	2,210
Intangible assets other than goodwill [Member] | Gross Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	2,519
Ending Balance	3,024	2,519
Intangible assets other than goodwill [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(309)
Ending Balance	(596)	$ (309)
Intangible assets other than goodwill [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	$ 199